NOTE RECEIVABLES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
NOTE RECEIVABLES
Schedule of Note receivables
	June 30, 2021	December 31, 2020
Note receivables	$3,665,808	$3,097,981
	$3,665,808	$3,097,981

Schedule of accrued interest and principal amount
	June 30, 2021	December 31, 2020
Principal	$3,589,156	$3,064,336
Accrued interest	76,652	33,645
	$3,665,808	$3,097,981